Lease liability and Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements of the right-of-use assets [roll forward]
Right-of-use assets at beginning of period	$ 1,561	$ 1,676
Impact of business combinations	12
Additions to right-of-use assets	247	321
Depreciation charge	(300)	(318)
Lease contract terminations, right-of-use assets	(34)	(66)
Impairment loss recognised in profit or loss, right of use assets	(3)
Increase decrease through net exchange differences, right-of-use assets	(52)	(52)
Right-of-use assets at end of period	$ 1,431	$ 1,561